Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		3 Months Ended		9 Months Ended
		Dec. 31, 2023 JPY (¥) Property	Dec. 31, 2022 JPY (¥) Property	Dec. 31, 2023 JPY (¥) Property	Dec. 31, 2022 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 12	¥ 19	¥ 20	¥ 75
Write-downs of the assets held for sale, number of properties | Property		0
Write-downs due to decline in estimated future cash flows, amount		¥ 93	1,535	¥ 623	¥ 1,732
Write-downs due to decline in estimated future cash flows, number of properties | Property		0
Office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount		¥ 0	¥ 1,535	¥ 0	¥ 1,535
Write-downs due to decline in estimated future cash flows, number of properties | Property		0	2	0	2
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount				¥ 439	¥ 51
Write-downs due to decline in estimated future cash flows, number of properties | Property				2	2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 0	¥ 0
Write-downs of the assets held for sale, number of properties | Property				1	0
Write-downs due to decline in estimated future cash flows, amount		¥ 7	¥ 0	¥ 8	¥ 3
Write-downs due to decline in estimated future cash flows, number of properties | Property		1	0	2	3
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 12	¥ 19	¥ 20	¥ 75
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 86	¥ 0	¥ 176	¥ 143
Write-downs due to decline in estimated future cash flows, number of properties | Property	[1]	0

[1]	For “Others,” the number of properties is omitted.